Financial instruments - Schedule of detailed information about liquidity risk (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable and accrued liabilities	$ 19,723	$ 15,968
Debt	15,000	$ 24,788
Liquidity risk [Member] | Less than six months [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable and accrued liabilities	19,723
Debt	15,000
Financial liabilities	34,723
Liquidity risk [Member] | Between six months to 1 year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable and accrued liabilities	0
Debt	0
Financial liabilities	0
Liquidity risk [Member] | Between 1 and 3 years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable and accrued liabilities	0
Debt	0
Financial liabilities	0
Liquidity risk [Member] | over 3 years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable and accrued liabilities	0
Debt	0
Financial liabilities	$ 0